OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets1 [Abstract]
Summary of Other Asset	The following table includes details of other assets as of the periods presented:

	December 31, 2023	December 31, 2022
Other non-current assets
Other non-current assets(a)	$9,172	$4,351
Total other non-current assets	$9,172	$4,351
Other current assets
Prepaid expenses	$3,955	$5,255
Inventory	7,829	9,227
Total other current assets	$11,784	$14,482
(a)Includes the Group’s investment in DP Lion Equity Holdco LLC of $7,500 as of December 31, 2023. Refer to Notes 5 and 21 for additional information regarding the DP Lion Equity Holdco LLC equity sale.